INCOME TAXES - Schedule of Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 217,553	€ 203,382
Deferred tax liabilities	(136,846)	(126,507)
Net deferred tax assets	80,707	76,875
To be recovered after 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	128,110	107,252
Deferred tax liabilities	(100,865)	(86,160)
To be recovered within 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	89,443	96,130
Deferred tax liabilities	€ (35,981)	€ (40,347)